NON-CURRENT ASSETS HELD FOR SALE - Associated liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of noncurrent assets held-for-sale [line items]
Total	$ 3,544	$ 4,870
Other accounts payable [member]
Disclosure of noncurrent assets held-for-sale [line items]
Total	$ 3,544	4,338
Provisions [member]
Disclosure of noncurrent assets held-for-sale [line items]
Total		$ 532